Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Fee and commission income from:
Loans	¥ 212,445	¥ 212,346	¥ 160,758
Credit card business	516,078	483,815	432,983
Guarantees	89,169	83,104	82,323
Securities-related business	296,832	245,651	196,019
Deposits	18,985	18,971	18,437
Remittances and transfers	165,314	159,024	152,121
Safe deposits	3,639	4,025	4,321
Trust fees	11,722	9,734	8,195
Investment trusts	223,376	191,689	166,532
Agency	8,280	8,636	9,538
Others	259,255	214,324	238,620
Total fee and commission income	1,805,095	1,631,319	1,469,847
Fee and commission expense from:
Remittances and transfers	37,183	31,672	30,197
Others	250,145	283,259	203,518
Total fee and commission expense	287,328	314,931	233,715
Net fee and commission income	¥ 1,517,767	¥ 1,316,388	¥ 1,236,132